CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Total comprehensive income for the year	$ 420,860,146	$ 486,945,489	$ 67,371,011
Reconciliation of total comprehensive income to cash flows provided by operating activities:
Depreciation of property, plant and equipment	201,961,353	170,574,036	173,677,316
Disposal and retirements of property, plant and equipment	6,850,652	3,701,468	3,180,992
Share of (gain) / loss from associates	(3,727,703)	(320,716)	87,083
Increase / (Decrease) in provisions	593,899	(2,572,940)	4,100,542
Interest expense accrual, net	86,605,290	77,386,888	70,273,366
Interest income on other financial assets other than cash and cash equivalents	(187,579,270)	(246,522,476)	(572,095,318)
Income tax	223,182,952	278,803,758	57,602,212
Reversal of Impairment of Property, plant and equipment	0	(52,126,669)	0
Impairment of financial assets (Note 8.b)	11,078,767	0	488,750
Foreign exchange loss	156,273,721	112,036,363	690,516,847
Loss on net monetary position	29,943,886	12,695,618	141,146,213
Changes in assets and liabilities:
Trade receivables	(70,313,211)	(158,985,833)	(111,381,762)
Other receivables	(112,023,952)	(57,743,670)	(41,900,986)
Inventories	(6,700,153)	5,267,966	(16,717,351)
Trade payables	46,867,029	40,061,923	84,095,717
Contract assets	(1,215)	(8,078)	11,805
Payroll and social security taxes	8,222,038	17,394,716	9,708,993
Taxes payables	659,345	10,709,852	4,671,164
Other payables	102,906	223,119	(616,855)
Provisions	0	0	(13,315)
Interest paid	(65,025,021)	(42,177,322)	(45,224,646)
Income tax paid	(186,112,938)	(5,250,394)	(32,027,030)
Contract liabilities	(10,051,679)	(13,177,934)	56,101,727
Cash flows provided by operating activities	551,666,842	636,915,164	543,056,475
CASH FLOWS USED IN INVESTING ACTIVITIES
Additions and prepayments to property, plant and equipment	(320,462,989)	(381,242,523)	(386,965,918)
Payments for purchases of financial assets not considered as cash and cash equivalents, net	(86,300,854)	(125,085,849)	(204,379,941)
Payments for purchases of financial assets not considered as cash and cash equivalents	(541,712,375)	0	0
Proceeds from sales of financial assets not considered cash and cash equivalents	493,982,140	0	0
Cash flows used in investing activities	(454,494,078)	(506,328,372)	(591,345,859)
CASH FLOWS (USED IN) / PROVIDED BY FINANCING ACTIVITIES
Proceeds from loans	887,256,557	770,027,997	102,393,769
Payments of loans	(582,140)	(810,265,371)	(31,198,443)
Payments of dividends	(231,152,260)	0	0
Payments of leases	(828,254)	(1,001,133)	(573,754)
Cash flows (used in) / provided by financing activities	654,693,903	(41,238,507)	70,621,572
NET INCREASE IN CASH AND CASH EQUIVALENTS	751,866,667	89,348,285	22,332,188
Cash and cash equivalents at the beginning of the year	78,894,638	18,904,419	26,663,639
Foreign exchange gain on Cash and cash equivalents	16,197,714	224,885	4,156,730
Monetary results effect on Cash and cash equivalents	(42,852,491)	(29,582,951)	(34,248,138)
Cash and cash equivalents at the end of the year	$ 804,106,528	$ 78,894,638	$ 18,904,419